Leases - Schedule of Maturities of Lease Liabilities (Details) (10Q) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Leases - Schedule Of Maturities Of Lease Liabilities Details
2019 (excluding the three months ended March 31, 2019)	$ 171	$ 204
2020	218	197
2021	147	145
2022	136	$ 136
Total future minimum lease payments	672
Less: imputed interest	(75)
Total	$ 597